BNY Mellon Opportunistic Small Cap Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.0%
Automobiles & Components — .5%
Visteon Corp. (a)	12,643	1,067,385
Banks — 13.8%
Banc of California, Inc.	148,810	2,041,673
BankUnited, Inc.	60,156	2,044,101
Columbia Banking System, Inc.	125,808	2,941,391
First Horizon Corp.	223,422	4,441,629
First Merchants Corp.	62,678	2,362,961
Metropolitan Bank Holding Corp. (a)	15,929	1,030,128
Origin Bancorp, Inc.	38,798	1,322,624
Seacoast Banking Corp. of Florida	135,297	3,494,721
SouthState Corp.	29,922	2,627,152
Synovus Financial Corp.	48,165	2,303,732
Texas Capital Bancshares, Inc. (a)	58,655	4,204,977
		28,815,089
Capital Goods — 10.9%
Enerpac Tool Group Corp.	61,507	2,637,420
EnerSys	16,127	1,348,701
Enpro, Inc.	9,763	1,807,522
Flowserve Corp.	60,884	3,038,720
Fluor Corp. (a)	73,631	3,061,577
Gates Industrial Corp. PLC (a)	134,135	2,836,955
Matrix Service Co. (a)	82,308	1,005,804
MYR Group, Inc. (a)	13,568	2,128,141
The Middleby Corp. (a)	11,132	1,626,719
Valmont Industries, Inc.	10,490	3,336,240
		22,827,799
Commercial & Professional Services — 3.2%
ACV Auctions, Inc., Cl. A (a)	123,731	2,026,714
KBR, Inc.	47,523	2,480,225
The Brink’s Company	26,258	2,154,732
		6,661,671
Consumer Discretionary Distribution & Retail — 1.5%
Arhaus, Inc. (a),(b)	129,066	1,159,013
Ollie’s Bargain Outlet Holdings, Inc. (a)	18,073	2,014,236
		3,173,249
Consumer Durables & Apparel — 3.3%
Figs, Inc., Cl. A (a)	259,916	1,130,635
Levi Strauss & Co., Cl. A	93,449	1,621,340
Malibu Boats, Inc., Cl. A (a)	56,361	1,698,721
The Lovesac Company (a)	44,274	847,404
YETI Holdings, Inc. (a)	54,698	1,671,571
		6,969,671
Consumer Services — 5.5%
Genius Sports Ltd. (a)	567,205	5,439,496
Perdoceo Education Corp.	79,655	2,711,456
Six Flags Entertainment Corp. (b)	27,023	906,892
The Cheesecake Factory, Inc. (b)	42,708	2,356,200
		11,414,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.0% (continued)
Energy — 5.6%
Centrus Energy Corp., Cl. A (a),(b)	16,653	2,113,599
CNX Resources Corp. (a),(b)	67,937	2,193,006
Crescent Energy Co., Cl. A	294,947	2,474,605
PBF Energy, Inc., Cl. A	65,312	1,244,194
Transocean Ltd. (a),(b)	317,004	789,340
Viper Energy, Inc.	74,461	2,955,357
		11,770,101
Equity Real Estate Investment Trusts — 2.5%
EPR Properties (c)	50,828	2,830,611
Ryman Hospitality Properties, Inc. (c)	16,514	1,603,675
STAG Industrial, Inc. (c)	20,811	740,455
		5,174,741
Financial Services — 8.7%
Essent Group Ltd.	39,251	2,276,558
Euronet Worldwide, Inc. (a)	18,903	2,046,817
HA Sustainable Infrastructure Capital, Inc. (b)	76,236	1,909,712
Marex Group PLC	37,882	1,634,987
PennyMac Financial Services, Inc.	18,535	1,779,360
PJT Partners, Inc., Cl. A	20,017	3,015,761
SLM Corp.	101,353	3,280,796
Voya Financial, Inc.	33,463	2,225,959
		18,169,950
Food, Beverage & Tobacco — 1.6%
J & J Snack Foods Corp.	4,690	540,147
Nomad Foods Ltd.	161,472	2,825,760
		3,365,907
Health Care Equipment & Services — 5.1%
Acadia Healthcare Co., Inc. (a)	59,071	1,337,367
Addus HomeCare Corp. (a)	9,915	1,099,673
Certara, Inc. (a)	107,849	1,225,165
Envista Holdings Corp. (a)	66,671	1,218,079
Evolent Health, Inc., Cl. A (a),(b)	138,555	1,032,235
Privia Health Group, Inc. (a)	143,135	3,257,753
The Ensign Group, Inc.	9,725	1,432,103
		10,602,375
Household & Personal Products — 1.0%
Spectrum Brands Holdings, Inc.	35,824	2,069,553
Insurance — 2.0%
Oscar Health, Inc., Cl. A (a),(b)	68,286	942,347
The Baldwin Insurance Group, Inc. (a),(b)	82,182	3,166,472
		4,108,819
Materials — 4.6%
Alamos Gold, Inc., Cl. A	179,638	4,650,828
Alcoa Corp.	45,927	1,229,466
Knife River Corp. (a)	23,829	2,242,309
Methanex Corp.	31,650	1,033,056
Tronox Holdings PLC	99,398	564,580
		9,720,239
Media & Entertainment — 4.1%
John Wiley & Sons, Inc., Cl. A	68,541	2,681,324

Description	Shares	Value ($)
Common Stocks — 97.0% (continued)
Media & Entertainment — 4.1% (continued)
Magnite, Inc. (a),(b)	292,077	4,778,380
Starz Entertainment Corp. (a)	56,428	1,182,731
		8,642,435
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
Alkermes PLC (a)	67,729	2,073,185
Insmed, Inc. (a)	68,173	4,753,703
Mirum Pharmaceuticals, Inc. (a)	36,532	1,624,213
Soleno Therapeutics, Inc. (a)	25,711	1,885,902
		10,337,003
Semiconductors & Semiconductor Equipment — 2.4%
Cohu, Inc. (a)	63,517	1,084,235
Ichor Holdings Ltd. (a)	62,139	980,553
Synaptics, Inc. (a)	40,054	2,353,573
Ultra Clean Holdings, Inc. (a)	30,640	593,497
		5,011,858
Software & Services — 3.5%
Blackbaud, Inc. (a)	20,896	1,300,358
Dolby Laboratories, Inc., Cl. A	34,549	2,565,609
JFrog Ltd. (a)	49,307	2,117,242
Pagaya Technologies Ltd., Cl. A (a),(b)	86,529	1,422,537
		7,405,746
Technology Hardware & Equipment — 5.5%
Advanced Energy Industries, Inc.	27,468	3,152,777
Belden, Inc.	18,998	2,017,588
Calix, Inc. (a)	11,067	511,738
Corsair Gaming, Inc. (a)	111,230	977,712
Lumentum Holdings, Inc. (a),(b)	14,739	1,065,335
nLight, Inc. (a)	164,786	2,493,212
Viavi Solutions, Inc. (a)	134,929	1,229,203
		11,447,565
Transportation — 2.7%
SkyWest, Inc. (a)	37,004	3,754,056
Sun Country Airlines Holdings, Inc. (a)	154,815	1,792,758
		5,546,814
Utilities — 4.1%
Clearway Energy, Inc., Cl. C	137,866	4,242,137
ONE Gas, Inc.	33,803	2,527,112
TXNM Energy, Inc.	32,896	1,864,874
		8,634,123
Total Common Stocks (cost $172,249,381)		202,936,137
Private Equity — .8%
Food, Beverage & Tobacco — .4%
Supplying Demand, Inc., Ser. E (a),(d)	66,937	845,414
Real Estate — .1%
Roofstock, Ser. E (a),(d)	41,269	236,059
Software & Services — .3%
Locus Robotics, Ser. F (a),(d)	14,518	616,434
Total Private Equity (cost $2,487,392)		1,697,907

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,857,436)	4.42	3,857,436	3,857,436
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,044,368)	4.42	2,044,368	2,044,368
Total Investments (cost $180,638,577)		100.6%	210,535,848
Liabilities, Less Cash and Receivables		(.6%)	(1,316,101)
Net Assets		100.0%	209,219,747

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $17,009,941 and the value of the collateral was
$17,369,892, consisting of cash collateral of $2,044,368 and U.S. Government & Agency securities valued at $15,325,524.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at May 31, 2025. These securities were valued at $1,697,907 or .8% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Opportunistic Small Cap Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	202,936,137	—	—	202,936,137
Equity Securities - Private Equity	—	—	1,697,907	1,697,907
Investment Companies	5,901,804	—	—	5,901,804
	208,837,941	—	1,697,907	210,535,848

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $29,897,271, consisting of $46,086,206 gross unrealized appreciation and $16,188,935 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.